INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance for deferred tax asset	$ 500,000
Deferred tax liability not recognized in foreign subsidiaries	6,000,000.0
Accrued interest or penalties	0	$ 0
Income tax penalties and interest expense	0	$ 0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards subject to expiration	17,900,000
Operating loss carryforwards not subject to expiration	300,000
State And Local Jurisdiction, United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,000,000.0
Other Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 9,300,000